S000010351 [Member] Expense Example - AB National Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 374
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,256
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253	[1]
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,639
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 684

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.